LEASES - Additional information (Details)	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
LEASES
Operating lease costs	¥ 3,354,147	$ 462,558	¥ 3,443,813	¥ 2,034,105
Short-term lease	2,683,860	370,121	967,247	1,291,685
Impairment loss for the ROU	¥ 834,974	$ 115,148	¥ 0	¥ 0
Minimum
LEASES
Lease term	1 year	1 year
Maximum
LEASES
Lease term	50 years	50 years